Note 16 - Stock-Based Compensation (Tables)	12 Months Ended	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2012	273,201,350	$0.1872
Granted	27,847,050	$0.1013
Exercised	(1,566,650)	$0.0509
Forfeited or expired	(38,160,300)	$0.2520

Outstanding Options, December 31, 2012	261,321,450	$0.1694	3.36	$431,000

Vested and Expected to Vest Options at December 31, 2012	252,452,250	$0.1713	3.24	$431,000

Exercisable Options at December 31, 2012	222,227,400	$0.1789	2.81	$415,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average	Number	Average
			Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices			Outstanding	Life	Price	and Vested	Price

$0.0460	-	$0.0948	53,430,950	5.08	$0.0652	38,752,500	$0.0563
$0.1000	-	$0.1538	48,960,500	4.79	$0.1290	31,064,800	$0.1349
$0.1594	-	$0.1922	46,058,100	2.57	$0.1666	39,538,200	$0.1671
$0.2036	-	$0.2072	64,488,300	2.96	$0.2038	64,488,300	$0.2038
$0.2116	-	$0.4792	48,383,600	1.28	$0.2822	48,383,600	$0.2822

Balance, December 31, 2012			261,321,450	3.36	$0.1694	222,227,400	$0.1789

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
		Weighted
	Number of	Average
	Outstanding	Grant-Date
	Awards	Fair Value

Nonvested at January 1, 2012	33,965,200	$0.1066
Granted	20,089,850	$0.1013
Vested	(15,245,000)	$0.0967
Forfeited and expired	(5,971,500)	$0.1172

Nonvested at December 31, 2012	32,838,550	$0.1061

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2012			2011			2010			2012			2011			2010

Risk-free interest rate	0.59%	-	1.04%	0.83%	-	2.24%	1.17%	-	2.55%	0.06%	-	0.10%	0.01%	-	0.15%	0.10%	-	0.17%
Expected life (Years)			5			5			5	0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	48%	-	50%	50%	-	52%	52%	-	54%	27%	-	45%	34%	-	42%	39%	-	52%
Dividend	-			-			-			-			-			-

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	261,321,450
Outstanding RSUs	32,838,550
Shares reserved for future stock option grants	71,162,300
Shares reserved for Employee Stock Purchase Plan	21,665,950
Shares reserved for Awards	95,756,450
482,744,700